Pension and Other Postretirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Y BasisPoint
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Matching contribution of employer	3.50%
Deferred compensation payments on retirement	Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant.
Additional Deferred Compensation Payment Options, period of payment, years	5
Deferred compensation, percentage of multiple interest rate	150.00%
Increments of changes to the discount rate, basis points	25
Estimated increase in pension expense	$ 6.4
Future estimated funding amount	49
Future estimated funding amount of retirement plan	46
Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	5.00%
Minimum [Member] | Commingled Funds Equities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Redemption notice period	1
Payment of impact fee to be applied on redemptions and subscriptions	$ 5
Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	7.50%
Maximum [Member] | Commingled Funds Equities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Redemption notice period	30